Schedule of Deposits, Prepayments and Other Current Assets (Details) - USD ($)	Mar. 31, 2024	Mar. 31, 2023
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Deposits	$ 474	$ 231
Prepayments	9,615	20,590
Other receivables	10,836	17,959
Deposits, Prepayments and Other Receivables	20,925	38,780
Less: amount classified as non-current assets
Amount classified as current assets	$ 20,925	$ 38,780